Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Oct. 21, 2019
Dividends relating to reporting period:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.2029
First interim ordinary dividend	$ 140	$ 526
Dividends paid in reporting period:
Second interim ordinary dividend for prior year (in USD per share)	$ 0.2597	$ 0.4289
Second interim ordinary dividend for prior year	$ 674	$ 1,108
Dividend in specie			$ 7,379